Schedule of Derivative Liability Activity (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Derivative [Line Items]
Change in fair value of derivative liabilities	$ 1,688,040		$ 737,987		$ (190,102)
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.77		0.77		2.18
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	1.68		1.68		2.43
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	232.20		232.20		207.70
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	256.20		256.20		233.30
Measurement Input, Expected Dividend Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.00		0.00		0.00
Measurement Input, Expected Dividend Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.00		0.00		0.00
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	3.48		3.48		3.72
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	3.66		3.66		3.89